Cover	12 Months Ended
Jan. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jan. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--01-31
Entity File Number	001-39829
Entity Registrant Name	Cognyte Software Ltd.
Entity Central Index Key	0001824814
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	33 Maskit
Entity Address, City or Town	Herzliya Pituach
Entity Address, Country	IL
Entity Address, Postal Zip Code	4673333
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CGNT
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	70,996,535
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1197
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	33 Maskit
Entity Address, City or Town	Herzliya Pituach
Entity Address, Country	IL
Entity Address, Postal Zip Code	4673333
City Area Code	972-9
Local Phone Number	962-2300
Contact Personnel Name	David Abadi